Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Income	$ 23,547	$ 10,557	$ 10,198
Other Comprehensive Income, net of taxes
Foreign currency translation adjustments	60	69	(119)
Unrealized gain (loss) on cash flow hedges	25	(68)	30
Unrealized gain (loss) on marketable securities	16	29	(7)
Defined benefit pension and postretirement plans	22	936	316
Other comprehensive income attributable to Verizon	123	966	220
Other comprehensive income (loss) attributable to noncontrolling interests	(15)	10	1
Total Comprehensive Income	23,655	11,533	10,419
Comprehensive income attributable to noncontrolling interests	12,035	9,692	7,795
Comprehensive income attributable to Verizon	11,620	1,841	2,624
Total Comprehensive Income	$ 23,655	$ 11,533	$ 10,419